Interest in Associates - Additional Informations (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of associates and joint ventures [line items]
Share of net profit of associates under equity method		¥ 1,359	$ 195	¥ 2,477	¥ 893
Group's effective interest		20.65%	20.65%	20.65%
Equity		¥ 320,755		¥ 314,286	¥ 304,347	$ 46,074	¥ 313,212	¥ 227,682
First adoption, with the cumulative effect [Member]
Disclosure of associates and joint ventures [line items]
Equity							¥ 1,281
China Tower Corporation Limited ("Tower Company") [member]
Disclosure of associates and joint ventures [line items]
Share of net profit of associates under equity method	¥ 793
Group's effective interest	20.65%	20.65%	20.65%	20.65%	28.10%
Realization of unrealized profit	¥ 682
Equity		¥ (182,561)		¥ (180,502)